Capital Surplus (Details) - USD ($)		12 Months Ended
	Nov. 25, 2024	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Capital surplus		$ 45,060,227
Green Quest [Member]
Disclosure of reserves within equity [line items]
Capital surplus		$ 3,184,536
Tumim ELOC SPA [Member]
Disclosure of reserves within equity [line items]
Commitment shares amounted	$ 450,000